Other Receivables	12 Months Ended
Jun. 30, 2019
Other Receivables [Abstract]
Other Receivables

Note 6 – Other receivables

Other receivables consist of the following:

	June 30, 2019	June 30, 2018
Security deposits for rents	$595,435	$206,054
Employee advances	2,677	777
Subtotal	598,112	206,831
Less: Long-term security deposits	(384,860)	-
Total other receivables	$213,252	$206,831